Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	$ (12,491)	$ (19,637)	$ (19,637)
Other comprehensive (loss) income before reclassifications	3,507	(874)
Amounts reclassified from AOCI	298	305
Income tax effect	(1,343)	304
Total other comprehensive income	2,462	(265)	7,146	39,307	79,262
Balance at the end of the period	(10,029)	(19,901)	(12,491)	(19,637)
Gains and losses on cash flow hedges
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	(12,931)	(19,763)	(19,763)
Other comprehensive (loss) income before reclassifications	3,223	(866)
Amounts reclassified from AOCI	298	305
Income tax effect	(1,243)	302
Total other comprehensive income	2,278	(259)
Balance at the end of the period	(10,653)	(20,022)
Unrealized gains and losses on available-for-sale securities
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	440	127	127
Other comprehensive (loss) income before reclassifications	284	(8)
Income tax effect	(100)	2
Total other comprehensive income	184	(6)
Balance at the end of the period	$ 624	$ 121